Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We have had no program, plan or practice pertaining to the timing of stock option grants to named executive officers coinciding with the release of material non-public information. Stock options granted to our named executive officers may be subject to accelerated vesting in certain circumstance.